Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating activities
Income before income taxes	$ 7,661,737	$ 6,916,699	$ 8,386,544
Adjustments for:
Gain in business combination (Note 1)			(7,029,200)
Impairment of goodwill (Note 8.1)	0	0	4,719,096
Depreciation and amortization (Notes 4, 7 and 8)	1,836,897	1,760,741	1,166,114
Interest income	(343,612)	(280,623)	(245,787)
Interest expense	1,084,293	1,230,651	618,831
Other comprehensive income from results of joint venture accounted by the equity method (Note 9)			(112,345)
Exchange loss	90,905	16,373	95,788
Exchange gain	(285,094)	(295,524)	(262,405)
Working capital variations:
Accounts receivable (Note 6)	(125,309)	(107,608)	(51,155)
Recoverable taxes and other current assets	222,175	48,182	54,030
Other assets			394,972
Trade accounts payable and other liabilities (Note 10)	333,715	490,827	154,791
Total adjustments to reconcile profit (loss)	10,475,707	9,779,718	7,889,274
Income taxes paid (Note 14)	(1,974,015)	(2,083,398)	(1,858,139)
Net cash flows generated from operating activities	8,501,692	7,696,320	6,031,135
Investing activities
Payment for investment increase in Aerostar, net of cash acquired			(183,386)
Payment for acquisition of the subsidiary Airplan, net of cash acquired			(3,752,081)
Loans collected from joint venture (Note 9)			275,376
Improvements to assets under concession and acquisition of furniture and equipment (Note 8)	(2,614,864)	(1,636,325)	(1,471,418)
Interest received	342,981	265,350	259,717
Restricted cash and equivalents (Note 5.1)	(118,290)	59,018	(89,361)
Net cash flows used in investing activities	(2,390,173)	(1,311,957)	(4,961,153)
Financing activities
Consideration paid for the non-controlling interest of Airplan		(213,469)
Bank loans received (Note 11)			8,000,000
Payments of the long term debt and bank loan	(152,047)	(3,090,124)	(5,339,338)
Lease payments - Principal portion	(5,751)
Long-term debt paid (Note 12)	(205,308)		(102,907)
Interest paid (Note 11)	(1,064,764)	(1,139,071)	(628,222)
Dividends paid (Note 13)	(3,000,000)	(2,034,000)	(1,848,000)
Net cash flows (used) generated from financing activities	(4,427,870)	(6,476,664)	81,533
(Decrease) increase in cash and cash equivalents	1,683,649	(92,301)	1,151,515
Cash and cash equivalents at the beginning of the year	4,584,507	4,677,454	3,497,635
Exchange (loss) gains on cash and cash equivalents	(75,477)	(646)	28,304
Cash and cash equivalents at the end of the year	$ 6,192,679	$ 4,584,507	$ 4,677,454